[Logo] FORUM
       FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA




                                        April 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Forum Funds
     Post-Effective Amendment No. 110 to Registration Statement on Form N-1A File Nos. 2-67052; 811-3023
     CIK:  0000315774

Dear Sir or Madam:

          Pursuant to Rule 461 under the Securities Act of 1933, as amended, the undersigned hereby joins in the request of the Registrant that the effective date of Post-Effective Amendment No. 110 (No. 112 under the Investment Company Act of 1940, as amended) to Forum Funds' Registration Statement, as filed April 2, 2002, be accelerated so that it may become effective on May 1, 2002, or as soon thereafter as practicable.

                                        Very truly yours,


                                        Forum Fund Services, LLC


                                        By: /S/ DAVID I. GOLDSTEIN
                                            ----------------------
                                                David I. Goldstein
                                                Secretary



TWO PORTLAND SQUARE
PORTLAND, MAINE 04101
TEL: 207-879-1900
FAX: 207-879-6050
WWW.FORUM-FINANCIAL.COM


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                                   FORUM FUNDS
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101






                                        April 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Forum Funds
     Post-Effective Amendment No. 110 to Registration Statement on Form N-1A File Nos. 2-67052; 811-3023
     CIK:  0000315774

Dear Sir or Madam:

          Pursuant to Rule 461 under the Securities Act of 1933, as amended, the undersigned hereby joins in the request of the Registrant that the effective date of Post-Effective Amendment No. 110 (No. 112 under the Investment Company Act of 1940, as amended) to Forum Funds' Registration Statement, as filed April 2, 2002, be accelerated so that it may become effective on May 1, 2002, or as soon thereafter as practicable.

                                        Very truly yours,


                                        /S/ LESLIE K. KLENK

                                        Leslie K. Klenk
                                        Secretary